Financial Risk Management_Value At Risk(Details) - KRW (₩)		Dec. 31, 2017	Dec. 31, 2016
Kookmin Bank | Average
Value At Risk Line Items [Line Items]
Value At Risk		₩ 23,312,000,000	₩ 19,018,000,000
Kookmin Bank | Minimum
Value At Risk Line Items [Line Items]
Value At Risk		16,498,000,000	11,558,000,000
Kookmin Bank | Maximum
Value At Risk Line Items [Line Items]
Value At Risk		30,247,000,000	28,519,000,000
Kookmin Bank | Ending
Value At Risk Line Items [Line Items]
Value At Risk		19,601,000,000	19,753,000,000
Kookmin Bank | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk		22,682,000,000	15,683,000,000
Kookmin Bank | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk		14,313,000,000	10,817,000,000
Kookmin Bank | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk		42,155,000,000	19,538,000,000
Kookmin Bank | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk		23,758,000,000	14,906,000,000
Kookmin Bank | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value At Risk		1,002,000,000	1,757,000,000
Kookmin Bank | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk		757,000,000	726,000,000
Kookmin Bank | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk		1,345,000,000	2,269,000,000
Kookmin Bank | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk		1,255,000,000	1,201,000,000
Kookmin Bank | Foreign exchange rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk		32,709,000,000	16,493,000,000
Kookmin Bank | Foreign exchange rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk		12,405,000,000	10,123,000,000
Kookmin Bank | Foreign exchange rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk		44,322,000,000	22,206,000,000
Kookmin Bank | Foreign exchange rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk		24,315,000,000	10,123,000,000
Kookmin Bank | Deduction of diversification effect | Ending
Value At Risk Line Items [Line Items]
Value At Risk		(29,727,000,000)	(6,477,000,000)
KB Securities Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value At Risk		626,184,000,000	138,867,000,000	[1]
KB Securities Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value At Risk		493,012,000,000	77,727,000,000	[1]
KB Securities Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value At Risk		753,796,000,000	522,191,000,000	[1]
KB Securities Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value At Risk		665,248,000,000	522,066,000,000	[1]
KB Securities Co., Ltd. | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk		421,275,000,000	79,205,000,000	[1]
KB Securities Co., Ltd. | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk		347,369,000,000	41,116,000,000	[1]
KB Securities Co., Ltd. | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk		498,631,000,000	312,094,000,000	[1]
KB Securities Co., Ltd. | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk		457,470,000,000	312,094,000,000	[1]
KB Securities Co., Ltd. | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value At Risk		193,791,000,000	57,816,000,000	[1]
KB Securities Co., Ltd. | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk		138,044,000,000	36,140,000,000	[1]
KB Securities Co., Ltd. | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk		239,685,000,000	199,182,000,000	[1]
KB Securities Co., Ltd. | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk		200,101,000,000	199,182,000,000	[1]
KB Securities Co., Ltd. | Foreign exchange rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk		11,113,000,000	1,766,000,000	[1]
KB Securities Co., Ltd. | Foreign exchange rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk		7,599,000,000	471,000,000	[1]
KB Securities Co., Ltd. | Foreign exchange rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk		15,446,000,000	10,790,000,000	[1]
KB Securities Co., Ltd. | Foreign exchange rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk		7,674,000,000	10,790,000,000	[1]
KB Securities Co., Ltd. | Commodity risk | Average
Value At Risk Line Items [Line Items]
Value At Risk		5,000,000	80,000,000	[1]
KB Securities Co., Ltd. | Commodity risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk		0	0	[1]
KB Securities Co., Ltd. | Commodity risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk		34,000,000	125,000,000	[1]
KB Securities Co., Ltd. | Commodity risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk		3,000,000	0	[1]
KB Insurance Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value At Risk	[2]	65,652,000,000
KB Insurance Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	[2]	52,859,000,000
KB Insurance Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	[2]	79,107,000,000
KB Insurance Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value At Risk	[2]	60,162,000,000
KB Insurance Co., Ltd. | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	[2]	47,569,000,000
KB Insurance Co., Ltd. | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	[2]	40,546,000,000
KB Insurance Co., Ltd. | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	[2]	55,875,000,000
KB Insurance Co., Ltd. | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	[2]	41,467,000,000
KB Insurance Co., Ltd. | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	[2]	81,000,000
KB Insurance Co., Ltd. | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	[2]	0
KB Insurance Co., Ltd. | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	[2]	133,000,000
KB Insurance Co., Ltd. | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	[2]	0
KB Insurance Co., Ltd. | Foreign exchange rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	[2]	18,002,000,000
KB Insurance Co., Ltd. | Foreign exchange rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	[2]	12,313,000,000
KB Insurance Co., Ltd. | Foreign exchange rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	[2]	23,099,000,000
KB Insurance Co., Ltd. | Foreign exchange rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	[2]	18,695,000,000
KB Life Insurance Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value At Risk		1,381,000,000	1,428,000,000
KB Life Insurance Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value At Risk		593,000,000	1,123,000,000
KB Life Insurance Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value At Risk		1,961,000,000	2,440,000,000
KB Life Insurance Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value At Risk		1,596,000,000	1,675,000,000
KB Life Insurance Co., Ltd. | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk		1,381,000,000	1,428,000,000
KB Life Insurance Co., Ltd. | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk		593,000,000	1,123,000,000
KB Life Insurance Co., Ltd. | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk		1,961,000,000	2,440,000,000
KB Life Insurance Co., Ltd. | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk		1,596,000,000	1,675,000,000
KB Investment Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value At Risk		4,957,000,000	3,444,000,000
KB Investment Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value At Risk		746,000,000	1,928,000,000
KB Investment Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value At Risk		6,563,000,000	5,308,000,000
KB Investment Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value At Risk		5,694,000,000	5,308,000,000
KB Investment Co., Ltd. | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value At Risk		3,904,000,000	2,852,000,000
KB Investment Co., Ltd. | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk		0	1,571,000,000
KB Investment Co., Ltd. | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk		4,766,000,000	4,516,000,000
KB Investment Co., Ltd. | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk		3,897,000,000	4,516,000,000
KB Investment Co., Ltd. | Foreign exchange rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk		1,053,000,000	592,000,000
KB Investment Co., Ltd. | Foreign exchange rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk		746,000,000	357,000,000
KB Investment Co., Ltd. | Foreign exchange rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk		1,797,000,000	792,000,000
KB Investment Co., Ltd. | Foreign exchange rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk		1,797,000,000	₩ 792,000,000
KB Asset Management Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value At Risk		353,000,000
KB Asset Management Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value At Risk		0
KB Asset Management Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value At Risk		2,898,000,000
KB Asset Management Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value At Risk		2,691,000,000
KB Asset Management Co., Ltd. | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk		19,000,000
KB Asset Management Co., Ltd. | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk		0
KB Asset Management Co., Ltd. | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk		215,000,000
KB Asset Management Co., Ltd. | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk		8,000,000
KB Asset Management Co., Ltd. | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value At Risk		241,000,000
KB Asset Management Co., Ltd. | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk		0
KB Asset Management Co., Ltd. | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk		1,634,000,000
KB Asset Management Co., Ltd. | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk		1,634,000,000
KB Asset Management Co., Ltd. | Foreign exchange rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk		93,000,000
KB Asset Management Co., Ltd. | Foreign exchange rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk		0
KB Asset Management Co., Ltd. | Foreign exchange rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk		1,049,000,000
KB Asset Management Co., Ltd. | Foreign exchange rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk		₩ 1,049,000,000

[1]	Including Hyundai Securities Co., Ltd.(included as a subsidiary in October 2016)
[2]	Including KB Insurance Co., Ltd.(included as a subsidiary in second quarter, 2017)